UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Income Securities Trust

Semiannual Report
4.30.12

Ticker | **JHS**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	52.0%	U.S. Government	1.5%

U.S. Government Agency	24.4%	Term Loans	0.4%

Collateralized Mortgage Obligations	10.3%	Municipal Bonds	0.2%

Asset Backed Securities	4.1%	Foreign Government Obligations	0.1%

Preferred Securities	2.4%	Convertible Bonds	0.1%

Common Stocks	2.1%	Short-Term Investments	0.4%

Capital Preferred Securities	2.0%

Quality Distribution[1,2]

U.S. Government	1.5%	B	9.8%

U.S. Government Agency	24.4%	CCC & Below	6.1%

AAA	3.0%	Not Rated	0.3%

AA	3.3%	Preferred Securities	2.4%

A	8.4%	Equity	2.1%

BBB	29.7%	Short-Term Investments	0.4%

BB	8.6%

1 As a percentage of the Fund’s total investments on 4-30-12.

2 Ratings are from Moody’s Investor Services, Inc. If not available, we have used Standard & Poor’s ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-12 and do not reflect subsequent downgrades or upgrades, if any.

6	Income Securities Trust | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 77.2% (52.0% of Total Investments)				$136,015,413

(Cost $128,169,474)

Consumer Discretionary 11.0%				19,439,885

Auto Components 0.8%

Allison Transmission, Inc. (S)(Z)	7.125	05-15-19	$380,000	398,050

Exide Technologies (Z)	8.625	02-01-18	545,000	442,813

Hyva Global BV (S)(Z)	8.625	03-24-16	340,000	286,450

Visteon Corp.	6.750	04-15-19	220,000	226,600

Automobiles 1.5%

Ford Motor Credit Company LLC (Z)	5.000	05-15-18	440,000	475,352

Hyundai Capital Services, Inc. (S)(Z)	4.375	07-27-16	310,000	326,992

Hyundai Capital Services, Inc. (S)(Z)	6.000	05-05-15	430,000	470,958

Kia Motors Corp. (S)(Z)	3.625	06-14-16	315,000	323,592

Nissan Motor Acceptance Corp. (S)(Z)	4.500	01-30-15	1,000,000	1,071,110

Food Products 0.1%

Simmons Foods, Inc. (S)(Z)	10.500	11-01-17	250,000	230,000

Hotels, Restaurants & Leisure 2.9%

CCM Merger, Inc. (S)	9.125	05-01-19	380,000	386,175

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)(Z)	10.500	07-01-19	275,000	286,669

Greektown Superholdings, Inc.	13.000	07-01-15	1,713,000	1,890,724

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	600,000	598,500

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	319,000	290,290

Marina District Finance Company, Inc.	9.500	10-15-15	255,000	247,988

MGM Resorts International (S)(Z)	8.625	02-01-19	340,000	369,325

Seminole Indian Tribe of Florida (S)(Z)	6.535	10-01-20	650,000	661,622

Seminole Indian Tribe of Florida (S)(Z)	7.750	10-01-17	325,000	353,438

Waterford Gaming LLC (S)	8.625	09-15-14	201,821	112,918

Household Durables 0.5%

American Standard Americas (S)	10.750	01-15-16	165,000	120,863

Corp. GEO SAB de CV (S)	8.875	03-27-22	410,000	416,150

DR Horton, Inc.	4.750	05-15-17	305,000	311,863

Internet & Catalog Retail 0.3%

Expedia, Inc. (Z)	5.950	08-15-20	530,000	553,781

See notes to financial statements	Semiannual report | Income Securities Trust	7

		Maturity
	Rate (%)	date	Par value	Value
Media 3.6%

AMC Entertainment, Inc.	8.750	06-01-19	$140,000	$149,275

CBS Corp. (Z)	7.875	07-30-30	595,000	783,796

CCO Holdings LLC	8.125	04-30-20	145,000	162,400

Cinemark USA, Inc.	7.375	06-15-21	195,000	210,600

Grupo Televisa SAB (Z)	6.625	01-15-40	310,000	370,960

News America, Inc.	6.150	03-01-37	165,000	183,079

News America, Inc. (Z)	6.150	02-15-41	275,000	315,242

News America, Inc.	6.400	12-15-35	150,000	171,473

News America, Inc. (Z)	7.600	10-11-15	1,000,000	1,167,105

News America, Inc. (Z)	7.750	01-20-24	1,020,000	1,194,591

Nexstar Broadcasting, Inc. (Z)	7.000	01-15-14	84,000	84,000

Nexstar Broadcasting, Inc., PIK (Z)	7.000	01-15-14	255,998	254,718

Regal Cinemas Corp.	8.625	07-15-19	115,000	126,500

Regal Entertainment Group	9.125	08-15-18	100,000	110,750

Time Warner Cable, Inc. (Z)	6.750	07-01-18	605,000	738,349

UBM PLC (S)(Z)	5.750	11-03-20	275,000	277,334

Multiline Retail 0.3%

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	444,000	494,865

Specialty Retail 0.3%

AutoNation, Inc.	6.750	04-15-18	205,000	222,425

Hillman Group, Inc. (Z)	10.875	06-01-18	305,000	321,775

Textiles, Apparel & Luxury Goods 0.7%

Burlington Coat Factory Warehouse Corp. (Z)	10.000	02-15-19	665,000	711,550

Levi Strauss & Company (Z)	7.625	05-15-20	500,000	536,875

Consumer Staples 2.4%				4,228,868

Food & Staples Retailing 0.4%

Rite Aid Corp. (S)	9.250	03-15-20	720,000	730,800

Food Products 0.9%

Bunge, Ltd. Finance Corp. (Z)	4.100	03-15-16	205,000	215,727

Bunge, Ltd. Finance Corp. (Z)	8.500	06-15-19	389,000	483,821

Corp. Pesquera Inca SAC (S)(Z)	9.000	02-10-17	340,000	363,800

Del Monte Corp.	7.625	02-15-19	235,000	237,350

Grupo Bimbo SAB de CV (S)	4.500	01-25-22	245,000	254,318

Household Products 0.5%

Reynolds Group Issuer, Inc. (S)(Z)	9.000	04-15-19	420,000	422,100

Reynolds Group Issuer, Inc. (S)(Z)	9.875	08-15-19	365,000	380,513

Tobacco 0.6%

Alliance One International, Inc. (Z)	10.000	07-15-16	1,000,000	1,010,000

Lorillard Tobacco Company (Z)	6.875	05-01-20	110,000	130,439

Energy 9.2%				16,106,348

Energy Equipment & Services 1.0%

Astoria Depositor Corp., Series B (S)(Z)	8.144	05-01-21	1,000,000	870,000

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	415,000	453,906

Trinidad Drilling, Ltd. (S)(Z)	7.875	01-15-19	265,000	282,225

Weatherford International, Inc.	6.800	06-15-37	115,000	130,151

8	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Gas Utilities 0.3%

DCP Midstream LLC (S)(Z)	9.750	03-15-19	$405,000	$523,725

Oil, Gas & Consumable Fuels 7.9%

Afren PLC (S)	10.250	04-08-19	240,000	251,299

Afren PLC (S)(Z)	11.500	02-01-16	400,000	433,552

Alpha Natural Resources, Inc.	6.000	06-01-19	125,000	116,875

Alpha Natural Resources, Inc. (Z)	6.250	06-01-21	270,000	251,775

Arch Coal, Inc. (S)	7.000	06-15-19	160,000	143,600

Arch Coal, Inc. (S)(Z)	7.250	06-15-21	270,000	240,975

BreitBurn Energy Partners LP (S)	7.875	04-15-22	165,000	166,650

Chesapeake Energy Corp. (Z)	6.125	02-15-21	265,000	250,425

DTEK Finance BV (S)	9.500	04-28-15	200,000	192,750

Energy Transfer Partners LP	5.200	02-01-22	135,000	143,809

Energy Transfer Partners LP (Z)	9.700	03-15-19	425,000	547,198

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%) (Z)	7.000	06-01-67	695,000	696,738

EV Energy Partners LP (Z)	8.000	04-15-19	400,000	408,000

Kerr-McGee Corp. (Z)	6.950	07-01-24	770,000	958,042

Kinder Morgan Energy Partners LP (Z)	7.750	03-15-32	195,000	237,985

Marathon Petroleum Corp. (Z)	6.500	03-01-41	280,000	307,198

Newfield Exploration Company (Z)	5.750	01-30-22	260,000	276,900

NuStar Logistics LP (Z)	7.650	04-15-18	845,000	1,008,529

Peabody Energy Corp. (S)(Z)	6.250	11-15-21	325,000	329,063

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,405,575

Petrohawk Energy Corp. (Z)	6.250	06-01-19	595,000	670,119

Petroleos Mexicanos (S)	4.875	01-24-22	275,000	293,003

Phillips 66 (S)(Z)	2.950	05-01-17	565,000	579,624

Spectra Energy Capital LLC (Z)	6.200	04-15-18	1,000,000	1,175,791

Targa Resources Partners LP (S)	6.375	08-01-22	245,000	246,838

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%) (Z)	6.350	05-15-67	710,000	741,004

Williams Partners LP (Z)	7.250	02-01-17	1,463,000	1,773,024

Financials 28.0%				49,276,345

Capital Markets 3.4%

Affinion Group Holdings, Inc.	11.625	11-15-15	235,000	198,575

Credit Suisse New York (Z)	4.375	08-05-20	555,000	583,714

Jefferies Group, Inc. (Z)	6.875	04-15-21	905,000	901,606

Jefferies Group, Inc.	8.500	07-15-19	165,000	182,325

Macquarie Bank, Ltd. (S)(Z)	6.625	04-07-21	260,000	266,168

Macquarie Group, Ltd. (S)(Z)	6.000	01-14-20	340,000	339,136

Morgan Stanley (Z)	4.750	03-22-17	800,000	798,374

Morgan Stanley (Z)	5.550	04-27-17	500,000	508,556

Morgan Stanley (Z)	5.750	01-25-21	290,000	286,201

Morgan Stanley (Z)	7.300	05-13-19	485,000	520,338

The Goldman Sachs Group, Inc. (Z)	5.250	07-27-21	300,000	303,411

The Goldman Sachs Group, Inc.	5.750	01-24-22	275,000	286,982

The Goldman Sachs Group, Inc. (Z)	6.150	04-01-18	760,000	827,046

See notes to financial statements	Semiannual report | Income Securities Trust	9

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks 4.8%

Abbey National Treasury Services PLC (Z)	4.000	04-27-16	$385,000	$380,588

Banco de Credito del Peru (S)	4.750	03-16-16	175,000	180,250

Barclays Bank PLC (Z)	5.140	10-14-20	1,930,000	1,845,435

Barclays Bank PLC (S)(Z)	6.050	12-04-17	295,000	295,866

Barclays Bank PLC (S)(Z)	10.179	06-12-21	260,000	302,463

BBVA Bancomer SA (S)	6.500	03-10-21	140,000	141,400

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)(Z)	12.500	09-30-19	330,000	346,411

First Horizon National Corp. (Z)	5.375	12-15-15	355,000	378,309

ICICI Bank, Ltd. (S)(Z)	5.750	11-16-20	475,000	467,983

Lloyds TSB Bank PLC (Z)	6.375	01-21-21	440,000	475,407

Nordea Bank AB (S)	3.125	03-20-17	680,000	686,374

Regions Financial Corp.	7.750	11-10-14	1,000,000	1,100,000

Santander Holdings USA, Inc.	4.625	04-19-16	115,000	114,583

Svenska Handelsbanken AB	2.875	04-04-17	530,000	538,746

Synovus Financial Corp.	7.875	02-15-19	200,000	211,750

Wachovia Bank NA (Z)	5.850	02-01-37	390,000	437,507

Wachovia Corp. (Z)	5.750	06-15-17	405,000	472,157

Consumer Finance 2.0%

Capital One Financial Corp. (Z)	6.150	09-01-16	730,000	806,837

Capital One Financial Corp. (Z)	6.750	09-15-17	1,000,000	1,197,939

Discover Bank (Z)	7.000	04-15-20	270,000	313,844

Discover Financial Services (S)	5.200	04-27-22	585,000	610,600

Nelnet, Inc. (P)(Z)	3.846	09-29-36	715,000	570,570

Diversified Financial Services 6.5%

Bank of America Corp. (Z)	5.700	01-24-22	415,000	435,394

Bank of America Corp. (Z)	6.500	08-01-16	305,000	333,401

Bank of America NA	5.300	03-15-17	150,000	156,409

Bank of America NA (Z)	6.000	10-15-36	390,000	377,991

Bank of Ceylon (S)	6.875	05-03-17	250,000	252,485

Citigroup, Inc. (Z)	5.850	12-11-34	300,000	314,788

Citigroup, Inc.	6.125	11-21-17	1,935,000	2,146,323

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375	01-19-17	275,000	283,694

General Electric Capital Corp. (Z)	4.375	09-16-20	365,000	390,913

General Electric Capital Corp. (Z)	5.875	01-14-38	390,000	435,570

General Electric Capital Corp. (Z)	6.000	08-07-19	335,000	395,732

JPMorgan Chase & Company	3.450	03-01-16	135,000	141,332

JPMorgan Chase & Company (Z)	6.000	01-15-18	1,000,000	1,155,147

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)(Z)	7.900	04-30-18	655,000	717,644

Merrill Lynch & Company, Inc. (Z)	6.875	04-25-18	1,000,000	1,114,066

Merrill Lynch & Company, Inc. (Z)	7.750	05-14-38	310,000	342,975

Nationstar Mortgage (Z)	10.875	04-01-15	540,000	577,800

The Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,216,190

USB Realty Corp. (P)(Q)(S)(Z)	1.614	01-15-17	800,000	599,112

10	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance 5.6%

Aflac, Inc. (Z)	8.500	05-15-19	$385,000	$508,519

American International Group, Inc. (Z)	3.800	03-22-17	530,000	547,272

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	175,000	139,125

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%) (Z)	6.375	03-29-67	315,000	322,481

CNA Financial Corp. (Z)	6.500	08-15-16	720,000	812,634

CNA Financial Corp. (Z)	7.250	11-15-23	540,000	618,758

CNO Financial Group, Inc. (S)(Z)	9.000	01-15-18	375,000	406,875

Glen Meadow Pass-Through Trust (6.505%
to 2-15-17, then 3 month LIBOR +
2.125%) (S)(Z)	6.505	02-12-67	835,000	636,688

Hartford Financial Services Group, Inc.	5.125	04-15-22	390,000	393,671

Hartford Financial Services Group, Inc. (Z)	6.625	03-30-40	225,000	232,215

Liberty Mutual Group, Inc. (S)(Z)	7.800	03-15-37	705,000	690,900

Lincoln National Corp. (Z)	8.750	07-01-19	535,000	684,040

Lincoln National Corp. (6.050% until 4-20-17,
then 3 month LIBOR + 2.040%) (Z)	6.050	04-20-67	535,000	497,550

Teachers Insurance & Annuity Association of
America (S)(Z)	6.850	12-16-39	605,000	756,992

The Hanover Insurance Group, Inc.	6.375	06-15-21	150,000	162,397

Unum Group (Z)	7.125	09-30-16	395,000	456,043

UnumProvident Finance Company PLC (S)(Z)	6.850	11-15-15	605,000	681,923

W.R. Berkley Corp. (Z)	5.600	05-15-15	365,000	394,675

Willis Group Holdings PLC (Z)	5.750	03-15-21	350,000	380,529

Willis North America, Inc. (Z)	7.000	09-29-19	495,000	574,446

Real Estate Investment Trusts 5.2%

Alexandria Real Estate Equities, Inc.	4.600	04-01-22	190,000	190,678

Boston Properties LP	3.700	11-15-18	195,000	202,854

Brandywine Operating Partnership LP (Z)	7.500	05-15-15	345,000	385,563

CommonWealth REIT (Z)	6.650	01-15-18	480,000	519,656

DDR Corp. (Z)	7.500	04-01-17	675,000	773,985

Goodman Funding Pty, Ltd. (S)(Z)	6.375	04-15-21	645,000	669,537

Health Care REIT, Inc.	4.950	01-15-21	190,000	197,154

Health Care REIT, Inc. (Z)	6.125	04-15-20	700,000	783,087

Health Care REIT, Inc. (Z)	6.200	06-01-16	505,000	560,107

Healthcare Realty Trust, Inc. (Z)	6.500	01-17-17	540,000	595,736

Host Hotels & Resorts LP (S)	5.250	03-15-22	430,000	427,313

Mack-Cali Realty LP	7.750	08-15-19	176,000	216,417

MPT Operating Partnership LP (Z)	6.375	02-15-22	320,000	321,600

MPT Operating Partnership LP	6.875	05-01-21	230,000	240,350

ProLogis LP	4.500	08-15-17	55,000	57,694

ProLogis LP (Z)	6.250	03-15-17	475,000	538,278

Ventas Realty LP (Z)	4.750	06-01-21	670,000	690,342

Vornado Realty LP (Z)	4.250	04-01-15	755,000	790,617

WEA Finance LLC (S)(Z)	6.750	09-02-19	290,000	339,755

Weyerhaeuser Company (Z)	7.375	03-15-32	690,000	752,918

See notes to financial statements	Semiannual report | Income Securities Trust	11

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Management & Development 0.4%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	$260,000	$256,100

Realogy Corp. (S)	7.875	02-15-19	215,000	210,700

Ventas Realty LP	4.000	04-30-19	165,000	167,704

Thrifts & Mortgage Finance 0.1%

Nationstar Mortgage LLC (S)	9.625	05-01-19	220,000	226,050

Health Care 1.7%				2,984,127

Health Care Equipment & Supplies 0.1%

Alere, Inc.	8.625	10-01-18	185,000	191,475

Health Care Providers & Services 0.8%

BioScrip, Inc. (Z)	10.250	10-01-15	285,000	308,513

HCA, Inc. (Z)	7.500	02-15-22	380,000	408,975

Medco Health Solutions, Inc. (Z)	7.125	03-15-18	545,000	672,813

Pharmaceuticals 0.8%

Catalent Pharma Solutions, Inc., PIK (P)	9.500	04-15-15	421,756	434,409

Hospira, Inc. (Z)	6.050	03-30-17	485,000	545,761

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	95,000	97,731

Valeant Pharmaceuticals International, Inc. (S)(Z)	6.875	12-01-18	315,000	324,450

Industrials 7.7%				13,623,827

Aerospace & Defense 1.6%

Bombardier, Inc. (S)(Z)	7.750	03-15-20	240,000	268,200

Ducommun, Inc.	9.750	07-15-18	70,000	74,025

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	380,000	421,800

Huntington Ingalls Industries, Inc. (Z)	7.125	03-15-21	360,000	381,150

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	230,000	247,250

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)(Z)	6.000	02-15-67	750,000	562,500

Textron, Inc. (Z)	5.600	12-01-17	505,000	552,516

Textron, Inc. (Z)	7.250	10-01-19	270,000	314,434

Airlines 3.6%

America West Airlines 2000-1 Pass Through
Trust (Z)	8.057	07-02-20	189,240	197,756

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	579,597	568,005

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	312,367	335,014

Continental Airlines 1998-1 Class A Pass
Through Trust (Z)	6.648	09-15-17	169,168	176,155

Continental Airlines 1999-1 Class A Pass
Through Trust (Z)	6.545	02-02-19	199,151	214,087

Continental Airlines 2000-2 Class B Pass
Through Trust (Z)	8.307	04-02-18	140,561	142,669

Continental Airlines 2007-1 Class A Pass
Through Trust (Z)	5.983	04-19-22	515,281	558,410

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	152,014	157,335

Continental Airlines 2012-1 Class B Pass
Through Trusts	6.250	04-11-20	240,000	243,000

12	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Airlines (continued)

Delta Air Lines 2002-1 Class G-1 Pass Through
Trust (Z)	6.718	01-02-23	$519,850	$547,143

Delta Air Lines 2007-1 Class A Pass Through
Trust (Z)	6.821	08-10-22	685,293	741,830

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	202,339	219,032

Delta Air Lines 2011-1 Class A Pass Through
Trust (Z)	5.300	04-15-19	349,093	368,729

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	139,260	145,527

Northwest Airlines 2007-1 Class A Pass
Through Trust (Z)	7.027	11-01-19	407,680	432,140

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	379,873	434,005

United Airlines 2007-1 Class C Pass Through
Trust (P)	3.059	07-02-14	612,256	587,765

United Airlines 2009-1 Pass Through Trust	10.400	11-01-16	149,732	170,889

US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A, Class PTT	5.900	10-01-24	175,000	175,000

Building Products 0.8%

Masco Corp. (Z)	7.125	03-15-20	285,000	308,126

Voto-Votorantim Overseas Trading Operations
NV (S)(Z)	6.625	09-25-19	450,000	504,000

Voto-Votorantim, Ltd. (S)(Z)	6.750	04-05-21	490,000	548,800

Commercial Services & Supplies 0.5%

Garda World Security Corp. (S)	9.750	03-15-17	100,000	106,000

International Lease Finance Corp. (S)(Z)	7.125	09-01-18	290,000	319,000

Steelcase, Inc. (Z)	6.375	02-15-21	500,000	522,434

Construction & Engineering 0.2%

Tutor Perini Corp. (Z)	7.625	11-01-18	335,000	340,025

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	205,000	216,275

Industrial Conglomerates 0.3%

Odebrecht Finance, Ltd. (S)(Z)	6.000	04-05-23	350,000	369,250

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	200,000	206,500

Marine 0.2%

Navios South American Logistics, Inc.	9.250	04-15-19	315,000	288,225

Road & Rail 0.1%

Avis Budget Car Rental LLC (S)	8.250	01-15-19	125,000	130,938

Trading Companies & Distributors 0.3%

Air Lease Corp. (S)	5.625	04-01-17	110,000	107,250

Aircastle, Ltd. (S)	6.750	04-15-17	160,000	161,600

Aircastle, Ltd. (S)	7.625	04-15-20	160,000	162,400

HD Supply, Inc. (S)	8.125	04-15-19	90,000	96,638

Information Technology 0.5%				910,775

Computers & Peripherals 0.2%

Hewlett-Packard Company (Z)	4.375	09-15-21	310,000	321,375

IT Services 0.3%

Brightstar Corp. (S)(Z)	9.500	12-01-16	560,000	589,400

See notes to financial statements	Semiannual report | Income Securities Trust	13

		Maturity
	Rate (%)	date	Par value	Value
Materials 5.9%				$10,419,918

Chemicals 1.1%

American Pacific Corp. (Z)	9.000	02-01-15	$245,000	246,838

Braskem America Finance Company (S)(Z)	7.125	07-22-41	425,000	427,125

Braskem Finance, Ltd. (S)(Z)	7.000	05-07-20	515,000	572,938

Incitec Pivot Finance LLC (S)(Z)	6.000	12-10-19	345,000	373,994

Lyondellbasell Industries NV (S)	5.000	04-15-19	240,000	247,800

Polymer Group, Inc.	7.750	02-01-19	95,000	101,413

Construction Materials 0.4%

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	420,000	412,807

Severstal Columbus LLC	10.250	02-15-18	100,000	107,250

Vulcan Materials Company	7.500	06-15-21	130,000	143,975

Containers & Packaging 0.6%

Pretium Packaging LLC	11.500	04-01-16	165,000	171,600

Temple-Inland, Inc. (Z)	6.625	01-15-18	750,000	871,964

Metals & Mining 2.6%

Alcoa, Inc. (Z)	5.400	04-15-21	255,000	267,855

Allegheny Technologies, Inc.	5.950	01-15-21	140,000	155,076

Allegheny Technologies, Inc. (Z)	9.375	06-01-19	280,000	353,721

ArcelorMittal (Z)	9.850	06-01-19	370,000	447,033

Cliffs Natural Resources, Inc.	6.250	10-01-40	33,000	35,309

Commercial Metals Company (Z)	7.350	08-15-18	310,000	323,175

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	170,000	184,025

JMC Steel Group (S)	8.250	03-15-18	185,000	191,475

Metinvest BV (S)(Z)	8.750	02-14-18	435,000	402,375

Mongolian Mining Corp. (S)	8.875	03-29-17	500,000	500,000

Rain CII Carbon LLC (S)(Z)	8.000	12-01-18	555,000	581,363

SunCoke Energy, Inc.	7.625	08-01-19	259,000	264,180

Teck Resources, Ltd.	10.750	05-15-19	119,000	147,263

Thompson Creek Metals Company, Inc. (Z)	7.375	06-01-18	395,000	337,725

Vale Overseas, Ltd. (Z)	6.875	11-10-39	320,000	383,729

Paper & Forest Products 1.2%

Georgia-Pacific LLC (S)	5.400	11-01-20	485,000	552,475

Georgia-Pacific LLC	7.250	06-01-28	165,000	197,577

International Paper Company (Z)	9.375	05-15-19	385,000	514,320

Verso Paper Holdings LLC	8.750	02-01-19	100,000	49,000

Westvaco Corp. (Z)	7.950	02-15-31	770,000	854,538

Telecommunication Services 3.8%				6,682,870

Diversified Telecommunication Services 3.1%

BellSouth Telecommunications, Inc. (Z)	6.300	12-15-15	513,172	544,333

CenturyLink, Inc. (Z)	5.800	03-15-22	480,000	475,591

CenturyLink, Inc. (Z)	6.450	06-15-21	305,000	317,262

CenturyLink, Inc. (Z)	7.600	09-15-39	305,000	289,326

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	760,000	805,756

GTP Acquisition Partners I LLC (S)(Z)	4.347	06-15-16	650,000	671,423

GTP Acquisition Partners I LLC (S)(Z)	7.628	06-15-16	325,000	314,304

GTP Towers Issuer LLC (S)	8.112	02-15-15	885,000	909,949

14	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Telecommunication Services (continued)

PAETEC Holding Corp. (Z)	9.875	12-01-18	$369,000	$417,893

Qwest Communications International, Inc. (Z)	8.000	10-01-15	275,000	292,875

Telecom Italia Capital SA (Z)	7.200	07-18-36	365,000	334,431

Real Estate Investment Trusts 0.2%

American Tower Corp.	4.700	03-15-22	400,000	410,369

Wireless Telecommunication Services 0.5%

America Movil SAB de CV (Z)	5.000	03-30-20	440,000	496,808

Nextel Communications, Inc. (Z)	7.375	08-01-15	415,000	402,550

Utilities 7.0%				12,342,450

Electric Utilities 3.7%

Beaver Valley II Funding (Z)	9.000	06-01-17	384,000	398,757

BVPS II Funding Corp. (Z)	8.890	06-01-17	475,000	524,464

Commonwealth Edison Company (Z)	5.800	03-15-18	525,000	634,385

Exelon Corp. (Z)	4.900	06-15-15	985,000	1,077,816

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	222,404	230,184

ITC Holdings Corp. (S)(Z)	5.500	01-15-20	415,000	475,913

Oncor Electric Delivery Company LLC (Z)	5.000	09-30-17	820,000	904,910

PNM Resources, Inc. (Z)	9.250	05-15-15	705,000	813,394

PNPP II Funding Corp. (Z)	9.120	05-30-16	246,000	263,643

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (Z)	6.700	03-30-67	525,000	519,750

Southern California Edison Company (6.250%
to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	275,000	286,996

TXU Corp. (Z)	7.460	01-01-15	94,476	84,019

W3A Funding Corp. (Z)	8.090	01-02-17	337,407	340,984

Independent Power Producers & Energy Traders 1.6%

Allegheny Energy Supply Company LLC (S)(Z)	5.750	10-15-19	460,000	506,648

DPL, Inc. (S)(Z)	7.250	10-15-21	570,000	632,700

Exelon Generation Company LLC (Z)	6.250	10-01-39	360,000	416,797

Ipalco Enterprises, Inc. (Z)	5.000	05-01-18	500,000	497,500

NRG Energy, Inc. (Z)	7.625	01-15-18	385,000	389,813

NRG Energy, Inc. (Z)	8.250	09-01-20	355,000	355,888

Multi-Utilities 1.3%

CMS Energy Corp. (Z)	5.050	03-15-22	400,000	406,914

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%) (Z)	6.110	12-01-66	650,000	652,438

MidAmerican Energy Holdings Company (Z)	8.480	09-15-28	550,000	804,279

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%) (Z)	6.250	05-15-67	410,000	423,346

Water Utilities 0.4%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)(Z)	6.250	12-16-20	305,000	325,588

Midwest Generation LLC, Series B (Z)	8.560	01-02-16	386,932	375,324

See notes to financial statements	Semiannual report | Income Securities Trust	15

		Maturity
	Rate (%)	date	Par value	Value
Convertible Bonds 0.2% (0.1% of Total Investments)				$360,530

(Cost $267,530)

Consumer Discretionary 0.2%				360,530

Media 0.2%

XM Satellite Radio, Inc. (S)(Z)	7.000	12-01-14	$248,000	360,530

Municipal Bonds 0.3% (0.2% of Total Investments)				$536,840

(Cost $450,947)

California 0.2%				299,837

State of California
General Obligation Bond	7.600	11-01-40	$225,000	299,837

Illinois 0.1%				237,003

State of Illinois
General Obligation Bond	5.100	06-01-33	250,000	237,003

Term Loans (M) 0.6% (0.4% of Total Investments)				$1,099,690

(Cost $1,098,050)

Consumer Discretionary 0.5%				879,800

Hotels, Restaurants & Leisure 0.5%

CCM Merger, Inc.	6.000	03-01-17	$189,220	188,589

Kalispel Tribal Economic Authority	7.500	02-24-17	572,747	561,292

Landry’s, Inc.	6.500	04-24-18	130,000	129,919

Financials 0.1%				219,890

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	7.000	06-30-14	220,000	219,890

Capital Preferred Securities (a) 2.9% (2.0% of Total Investments)				$5,167,655

(Cost $5,192,858)

Financials 2.9%				5,167,655

Capital Markets 0.8%

State Street Capital Trust III (P)(Q)(Z)	5.464	06-11-12	$715,000	717,803

State Street Capital Trust IV (P)(Z)	1.474	06-15-37	935,000	695,802

Commercial Banks 1.5%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%) (Z)	6.500	04-15-37	825,000	816,750

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	215,000	225,357

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (S)(Z)	8.700	03-15-13	835,000	855,959

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%) (Q)	6.625	05-15-27	260,000	245,700

Sovereign Capital Trust VI (Z)	7.908	06-13-36	480,000	470,400

Insurance 0.6%

Aon Corp. (Z)	8.205	01-01-27	345,000	402,784

MetLife Capital Trust X (9.250% to 4-8-38 then
3 month LIBOR + 5.540%) (S)(Z)	9.250	04-08-38	315,000	384,300

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)(Z)	6.450	12-15-65	360,000	352,800

16	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 38.5%
(25.9% of Total Investments)				$67,847,292

(Cost $66,173,921)

U.S. Government 2.2%				3,859,474

U.S. Treasury Bonds
Bond (Z)	3.125	11-15-41	$2,260,000	2,263,530

U.S. Treasury Notes
Note (Z)	0.875	02-28-17	180,000	180,830
Note (Z)	2.000	02-15-22	830,000	835,706

U.S. Treasury Strips, PO	2.907	11-15-30	1,020,000	579,408

U.S. Government Agency 36.3%				63,987,818

Federal Home Loan Mortgage Corp.
Bond	1.750	05-30-19	1,440,000	1,449,089
30 Yr Pass Thru	5.000	03-01-41	5,693,342	6,328,950
30 Yr Pass Thru	6.500	06-01-37	30,190	33,907
30 Yr Pass Thru	6.500	10-01-37	85,996	96,423
30 Yr Pass Thru	6.500	11-01-37	184,534	206,908
30 Yr Pass Thru	6.500	12-01-37	79,901	89,589
30 Yr Pass Thru (Z)	6.500	04-01-39	1,885,445	2,114,055

Federal National Mortgage Association
30 Yr Pass Thru (Z)	4.000	10-01-40	755,260	807,412
30 Yr Pass Thru	4.000	09-01-41	13,205,402	14,049,252
30 Yr Pass Thru	4.000	10-01-41	6,188,846	6,608,468
30 Yr Pass Thru	4.000	02-01-42	3,930,953	4,170,458
30 Yr Pass Thru (Z)	4.500	10-01-40	3,256,465	3,547,893
30 Yr Pass Thru	5.000	02-01-41	3,019,588	3,293,946
30 Yr Pass Thru	5.000	04-01-41	928,290	1,034,681
30 Yr Pass Thru	5.500	02-01-36	1,710,267	1,873,744
30 Yr Pass Thru (Z)	5.500	12-01-36	4,317,549	4,720,802
30 Yr Pass Thru	5.500	06-01-37	713,692	780,015
30 Yr Pass Thru (Z)	5.500	06-01-38	1,422,733	1,554,058
30 Yr Pass Thru (Z)	5.500	10-01-39	3,568,554	3,900,179
30 Yr Pass Thru	5.500	08-01-40	361,546	395,709
30 Yr Pass Thru	6.000	05-01-37	1,875,432	2,076,382
30 Yr Pass Thru (Z)	6.500	07-01-36	660,351	744,958
30 Yr Pass Thru (Z)	6.500	01-01-39	3,185,542	3,590,704
30 Yr Pass Thru (Z)	6.500	03-01-39	198,755	224,344
30 Yr Pass Thru	6.500	06-01-39	262,287	295,892

Foreign Government Obligations 0.2% (0.1% of Total Investments)				$387,343

(Cost $368,538)

South Korea 0.2%				387,343

Korea Development Bank (Z)	4.000	09-09-16	$370,000	387,343

Collateralized Mortgage Obligations 15.3%
(10.3% of Total Investments)				$26,896,182

(Cost $28,390,517)

Commercial & Residential 13.2%				23,301,012

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.153	12-25-46	$7,609,094	434,132

American Tower Trust
Series 2007-1A, Class D (S)	5.957	04-15-37	865,000	909,423

See notes to financial statements	Semiannual report | Income Securities Trust	17

		Maturity
	Rate (%)	date	Par value	Value

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05-10-45	$595,000	$643,475
Series 2006-4, Class AM	5.675	07-10-46	845,000	895,629
Series 2006-3, Class A4 (P)	5.889	07-10-44	785,000	886,635

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.346	03-25-35	770,770	93,449

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.589	01-25-35	688,135	595,378
Series 2005-3, Class B2 (P)	2.685	04-25-35	536,036	10,444

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	655,000	177,364

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.400	07-15-44	295,000	243,962

Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12-10-44	360,000	371,191
Series 2012-LC4, Class C (P)	5.825	12-10-44	285,000	281,272

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.709	09-20-46	10,625,623	683,611

Fontainebleau Resorts LLC	4.270	05-05-17	315,000	317,736

Fontainebleau Resorts LLC	5.007	05-05-17	465,000	468,939

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.178	08-19-34	796,752	751,473

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.081	07-10-38	670,000	692,878

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,614,642	1,838,522
Series 2004-9, Class B1 (P)	3.159	08-25-34	789,632	330,542

Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.060	01-19-35	4,405,005	317,361
Series 2005-11, Class X IO	2.026	08-19-45	2,828,269	121,938
Series 2005-2, Class IX IO	2.231	05-19-35	11,459,176	627,774
Series 2005-8, Class 1X IO	2.195	09-19-35	4,561,191	225,332
Series 2007-3, Class ES IO	0.350	05-19-47	11,538,001	72,113
Series 2007-4, Class ES IO	0.350	07-19-47	14,162,508	88,516
Series 2007-6, Class ES IO (S)	0.342	08-19-37	9,748,896	61,905

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	306,081	24,141
Series 2005-AR18, Class 1X IO	2.099	10-25-36	9,541,403	615,993
Series 2005-AR18, Class 2X IO	1.759	10-25-36	8,957,851	422,363
Series 2005-AR5, Class B1 (P)	2.646	05-25-35	168,005	554

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.414	12-15-44	1,155,000	1,252,086
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	735,000	793,581

LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM	5.455	02-15-40	850,000	878,800

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.507	10-25-36	673,143	612,152
Series 2007-3, Class M1 (P)	5.278	09-25-37	283,639	144,916
Series 2007-3, Class M2 (P)	5.278	09-25-37	104,717	10,098
Series 2007-3, Class M3 (P)	5.278	09-25-37	71,101	3,239

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	660,000	697,044
Series 2008-HQ8, Class AM (P)	5.649	03-12-44	1,020,000	1,091,720

18	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.881	05-25-35	$382,356	$55,646

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.907	03-25-44	779,655	724,317

UBS Commercial Mortgage Trust	4.822	05-10-45	405,000	411,055

UBS Commercial Mortgage Trust
Series 2012-C1, Class GAL5-C	5.720	05-10-45	270,000	264,146

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.411	11-25-34	11,455,627	541,818
Series 2005-AR1, Class X IO	1.492	01-25-45	16,864,972	808,008
Series 2005-AR2, Class X IO	1.599	01-25-45	12,705,640	682,769
Series 2005-AR6, Class X IO	1.000	04-25-45	7,820,529	428,884
Series 2005-AR8, Class X IO	1.618	07-25-45	14,004,390	696,688

U.S. Government Agency 2.1%				3,595,170

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07-15-37	6,121,361	762,866
Series 3794, Class PI IO	4.500	02-15-38	992,343	119,666
Series K017, Class X1 IO	1.609	12-25-21	2,083,605	214,590
Series K707, Class X1 IO	1.560	12-25-18	2,470,000	210,808

Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08-25-19	752,597	73,762
Series 2010-68, Class CI IO	5.000	11-25-38	1,282,871	153,477
Series 398, Class C3 IO	4.500	05-25-39	1,074,828	145,093
Series 401, Class C2 IO	4.500	06-25-39	695,767	69,346
Series 402, Class 3 IO	4.000	11-25-39	963,883	127,688
Series 402, Class 4 IO	4.000	10-25-39	1,656,021	209,983
Series 402, Class 7 IO	4.500	11-25-39	1,428,702	201,991
Series 402, Class 8 IO	4.500	11-25-39	1,621,387	210,069
Series 407, Class 15 IO	5.000	01-25-40	1,317,114	208,142
Series 407, Class 16 IO	5.000	01-25-40	301,195	34,532
Series 407, Class 17 IO	5.000	01-25-40	270,062	44,898
Series 407, Class 21 IO	5.000	01-25-39	1,083,521	119,963
Series 407, Class 7 IO	5.000	03-25-41	455,868	77,134
Series 407, Class 8 IO	5.000	03-25-41	445,681	78,091
Series 407, Class C6 IO	5.500	01-25-40	2,055,313	392,309

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	1,410,140	140,762

Asset Backed Securities 6.0% (4.1% of Total Investments)				$10,646,932

(Cost $10,493,671)

Asset Backed Securities 6.0%				10,646,932

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.689	03-25-35	$455,000	413,277

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (S)	0.479	07-25-36	588,587	475,674

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.689	05-25-35	435,000	391,773

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.389	10-25-36	583,483	550,261

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	35,940	35,759

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	1,110,819	1,152,918

FUEL Trust
Series 2011-1 (S) (Z)	4.207	04-15-16	630,000	657,735

See notes to financial statements	Semiannual report | Income Securities Trust	19

		Maturity
	Rate (%)	date	Par value	Value

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.719	11-25-35	$450,000	$358,010
Series 2007-3, Class 2A2 (P)	0.419	08-25-37	1,760,000	1,323,654

Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.240	12-15-20	399,318	399,318
Series 2010-A, Class D (P) (S)	10.240	12-15-20	298,513	298,513
Series 2010-A, Class E1 (P) (S)	14.740	12-15-20	347,549	347,549

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	226,215	222,754

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.939	08-25-37	511,983	452,170

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.609	09-25-36	670,000	589,303
Series 2005-WMC1, Class M1 (P)	0.989	09-25-35	256,559	245,630

New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.719	07-25-35	305,000	284,154

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.319	03-25-35	645,000	613,038

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.869	02-25-35	915,000	780,630

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.819	01-25-35	480,000	422,201

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	602,950	632,611

			Shares	Value
Common Stocks 3.1% (2.1% of Total Investments)				$5,459,948

(Cost $5,169,483)

Consumer Discretionary 0.0%				42,601

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)			768	42,601

Consumer Staples 0.5%				895,100

Tobacco 0.5%

Philip Morris International, Inc. (Z)			10,000	895,100

Energy 0.3%				572,320

Oil, Gas & Consumable Fuels 0.3%

Royal Dutch Shell PLC, ADR (Z)			8,000	572,320

Health Care 0.7%				1,241,143

Pharmaceuticals 0.7%

Eli Lilly & Company (Z)			17,000	703,630

Johnson & Johnson (Z)			8,258	537,513

Information Technology 0.4%				738,400

Semiconductors & Semiconductor Equipment 0.4%

Intel Corp. (Z)			26,000	738,400

Materials 0.5%				773,017

Containers & Packaging 0.5%

Rock-Tenn Company, Class A (Z)			12,402	773,017

20	Income Securities Trust | Semiannual report	See notes to financial statements

			Shares	Value
Telecommunication Services 0.7%				$1,197,367

Diversified Telecommunication Services 0.7%

Oi SA, ADR			53,117	816,987

Telefonica SA, ADR (Z)			26,000	380,380

Preferred Securities (b) 3.6% (2.4% of Total Investments)				$6,364,793

(Cost $6,596,744)

Consumer Discretionary 0.7%				1,167,199

Hotels, Restaurants & Leisure 0.7%

Greektown Superholdings, Inc., Series A (I)			14,991	1,167,199

Consumer Staples 0.6%				1,119,531

Food & Staples Retailing 0.6%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			12,500	1,119,531

Financials 2.3%				4,078,063

Commercial Banks 0.5%

PNC Financial Services Group, Inc., 6.125%			19,375	490,188

US Bancorp, 6.000%			15,475	399,255

Consumer Finance 0.1%

Ally Financial, Inc., 7.300% (Z)			11,815	275,880

Diversified Financial Services 0.3%

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)			3,900	103,857

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%) (Z)			16,350	391,583

Real Estate Investment Trusts 1.4%

Apartment Investment & Management
Company, Series T, 8.000% (Z)			55,000	1,402,500

Public Storage, Inc., Depositary Shares,
Series W, 6.500% (Z)			40,000	1,014,800

		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$5,819

(Cost $0)

Materials 0.0%				5,819

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	$245,000	5,819

See notes to financial statements	Semiannual report | Income Securities Trust	21

	Par value	Value
Short-Term Investments 0.7% (0.4% of Total Investments)		$1,150,000

(Cost $1,150,000)

Repurchase Agreement 0.7%		1,150,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $1,150,000 on 5-1-12, collateralized by $1,175,000 Federal Home Loan Bank, 0.700% due 4-24-15
(valued at $1,175,000)	$1,150,000	1,150,000

Total investments (Cost $253,521,733)† 148.6%		$261,938,437

Other assets and liabilities, net (48.6%)		($85,659,468)

Total net assets 100.0%		$176,278,969

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,321,271 or 26.28% of the Fund’s net assets as of 4-30-12.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-12 was $179,535,828.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $254,226,687. Net unrealized appreciation aggregated $7,711,750, of which $16,117,063 related to appreciated investment securities and $8,405,313 related to depreciated investment securities.

22	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $253,521,733)	$261,938,437
Cash	60,339
Cash held at broker for futures contracts	33,638
Cash segregated at custodian for swap contracts	260,000
Receivable for investments sold	1,702,948
Dividends and interest receivable	2,817,735
Other receivables and prepaid expenses	51,805

Total assets	266,864,902

Liabilities

Payable for investments purchased	2,961,185
Committed facility agreement payable	87,000,000
Swap contracts, at value	521,720
Payable for futures variation margin	4,063
Interest payable	9,274
Payable to affiliates
Accounting and legal services fees	2,415
Trustees’ fees	18,514
Other liabilities and accrued expenses	68,762

Total liabilities	90,585,933

Net assets

Paid-in capital	$184,454,541
Undistributed net investment income	694,675
Accumulated net realized loss on investments, futures contracts and
swap agreements	(16,699,995)
Net unrealized appreciation (depreciation) on investments, futures
contracts and swap agreements	7,829,748

Net assets	$176,278,969

Net asset value per share

Based on 11,667,465 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$15.11

See notes to financial statements	Semiannual report | Income Securities Trust	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,142,392
Dividends	255,487
Less foreign taxes withheld	(7,491)

Total investment income	7,390,388

Expenses

Investment management fees	678,836
Accounting and legal services fees	15,853
Transfer agent fees	60,666
Trustees’ fees	25,609
Printing and postage	45,337
Professional fees	38,979
Custodian fees	14,798
Interest expense	430,926
Stock exchange listing fees	12,225
Other	12,913

Total expenses	1,336,142

Net investment income	6,054,246

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(349,035)
Futures contracts	39,624
Swap contracts	(118,589)

(428,000)
Change in net unrealized appreciation (depreciation) of
Investments	6,884,599
Futures contracts	(185,237)
Swap contracts	(247,762)

6,451,600

Net realized and unrealized gain	6,023,600

Increase in net assets from operations	$12,077,846

24	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$6,054,246	$12,557,511
Net realized gain (loss)	(428,000)	3,145,523
Change in net unrealized appreciation (depreciation)	6,451,600	(4,581,560)

Increase in net assets resulting from operations	12,077,846	11,121,474

Distributions to shareholders
From net investment income	(6,621,149)	(13,136,659)

From Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	525,288	1,037,011

Total increase (decrease)	5,981,985	(978,174)

Net assets

Beginning of period	170,296,984	171,275,158

End of period	$176,278,969	$170,296,984

Undistributed net investment income	$694,675	$1,261,578

Share activity

Shares outstanding
Beginning of period	11,631,473	11,559,635
Issued pursuant to Dividend Reinvestment Plan	35,992	71,838

End of period	11,667,465	11,631,473

See notes to financial statements	Semiannual report | Income Securities Trust	25

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-12
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$12,077,846
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(84,329,360)
Long-term investments sold	81,258,040
Increase in short-term investments	(153,000)
Net amortization of premium (discount)	1,883,810
Decrease in dividends and interest receivable	156,504
Increase in payable for investments purchased	1,993,621
Increase in receivable for investments sold	(144,868)
Increase in cash segregated at custodian for swap contracts	(260,000)
Decrease in cash held at broker for futures contracts	28,650
Increase in other receivables and prepaid expenses	(29,804)
Increase in unrealized depreciation of swap contracts	247,762
Increase in payable for futures variation margin	1,047
Increase in payable to affiliates	2,559
Decrease in interest payable	(67)
Decrease in other liabilities and accrued expenses	(41,569)
Net change in unrealized (appreciation) depreciation on investments	(6,884,599)
Net realized loss on investments	349,035

Net cash provided by operating activities	$6,155,607

Cash flows from financing activities
Distributions to common shareholders net of reinvestments	(6,095,861)

Net cash used in financing activities	($6,095,861)

Net increase in cash	$59,746

Cash at beginning of period	$593

Cash at end of period	$60,339

Supplemental disclosure of cash flow information

Cash paid for interest	$430,993

Noncash financing activities not included herein consist of	525,288
reinvestment of distributions

26	Income Securities Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$14.64	$14.82	$13.42	$10.67	$14.53	$15.22	$15.30
Net investment income[3]	0.52	1.08	1.19	1.18	1.05	1.34	1.26
Net realized and unrealized
gain (loss) on investments	0.52	(0.13)	1.37	2.70	(3.92)	(0.69)	(0.03)
Distributions to Auction
Preferred Shares (APS)	—	—	—	—	(0.15)	(0.42)	(0.38)
Total from
investment operations	1.04	0.95	2.56	3.88	(3.02)	0.23	0.85
Less distributions to
common shareholders
From net investment income	(0.57)	(1.13)	(1.16)	(1.13)	(0.84)	(0.92)	(0.93)
Net asset value, end
of period	$15.11	$14.64	$14.82	$13.42	$10.67	$14.53	$15.22
Per share market value,
end of period	$16.04	$14.81	$14.76	$12.94	$9.67	$12.85	$14.75
Total return at net asset
value (%)[4]	7.27[5]	6.78	19.90	39.06	(21.36)[5]	1.97	6.24
Total return at market
value (%)[4]	12.57[5]	8.46	23.85	47.95	(19.41)[5]	(6.94)	15.15

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$176	$170	$171	$154	$121	$165	$172
Ratios (as a percentage of
average net assets):
Expenses (excluding
interest expense)	1.06[6]	1.04	1.12	1.40	1.41[6]	1.16[7]	1.17[7]
Interest expense	0.51[6]	0.52	0.66	0.85	0.76[6]	—	—
Expenses (including
interest expense)	1.57[6]	1.56	1.78	2.25	2.17[6]	1.16[7]	1.17[7]
Net investment income	7.12[6]	7.34	8.44	10.56	9.37[6]	8.87[8]	8.30[8]
Portfolio turnover (%)	32	71	79	94	40	54	94

See notes to financial statements	Semiannual report | Income Securities Trust	27

COMMON SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	—	—	$90	$90
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	—	25	25
Average market value per unit
(in thousands)	—	—	—	—	—	25	25
Asset coverage per unit[9]	—	—	—	—	—[10]	$71,228	$73,375
Total debt outstanding end of
period (in millions)	$87	$87	$84	$58	$58	—	—
Asset coverage per $1,000
of APS[11]	—	—	—	—	—	$2,851	$2,928
Asset coverage per $1,000
of debt[12]	$3,025	$2,957	$3,051	$3,656	$3,094	—	—

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
5 Not annualized.
6 Annualized.
7 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.76% and 0.77% for the years ended 12-31-07 and 12-31-06, respectively.
8 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.82% and 5.45% for the years ended 12-31-07 and 12-31-06, respectively.
9 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
10 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on 6-12-08.
11 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
12 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a consistent measure of leverage.

28	Income Securities Trust | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Income Securities Trust	29

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$136,015,413	—	$135,356,105	$659,308
Convertible Bonds	360,530	—	360,530	—
Municipal Bonds	536,840	—	536,840	—
Term Loans	1,099,690	—	1,099,690	—
Capital Preferred Securities	5,167,655	—	5,167,655	—
U.S. Government &
Agency Obligations	67,847,292	—	67,847,292	—
Foreign Government
Obligations	387,343	—	387,343	—
Collateralized Mortgage
Obligations	26,896,182	—	26,148,868	747,314
Asset Backed Securities	10,646,932	—	9,601,552	1,045,380
Common Stocks	5,459,948	$5,417,347	—	42,601
Preferred Securities	6,364,793	3,678,808	1,518,786	1,167,199
Escrow Certificates	5,819	—	5,819	—
Short-Term Investments	1,150,000	—	1,150,000	—

Total Investments in
Securities	$261,938,437	$9,096,155	$249,180,480	$3,661,802
Other Financial Instruments
Futures	($65,236)	($65,236)	—	—
Interest Rate Swaps	($521,720)	—	($521,720)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012 there were no significant transfers in or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	ASSET BACKED		PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	COMMON STOCKS	SECURITIES	TOTAL

Balance as of 10-31-11	$344,203	$125,276	$214,000	$56,075	$1,094,555	$1,834,109
Realized gain (loss)	274	—	—	—	—	$274
Change in unrealized
appreciation (depreciation)	74,835	(3,762)	—	(13,474)	72,644	$130,243
Purchases	260,000	675,512	831,380	—	—	$1,766,892
Sales	(20,004)	(6,164)	—	—	—	($26,168)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(43,548)	—	—	—	(43,548)
Balance as of 4-30-12	$659,308	$747,314	$1,045,380	$42,601	$1,167,199	$3,661,802
Change in unrealized at
period end*	$74,835	($3,762)	—	($13,474)	$72,644	$130,243

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities

30	Income Securities Trust | Semiannual report

exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income maybe recorded as a reduction of cost of investments and/or as a realized gain.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or

Semiannual report | Income Securities Trust	31

expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $15,528,375 available to offset future net realized capital gains as of October 31, 2011. The following table details the capital loss carryforward available as of October 31, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2013	2014	2015	2016	2017	2018

$2,244,981	$3,342,775	$1,351,797	$1,367,076	$6,785,450	$436,296

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to tender fees, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the Fund’s Statement of assets and liabilities and represents the cash on hand at its custodian and does not include any short-term investments, cash held at broker for future contracts or cash segregated at custodian for swap contracts.

32	Income Securities Trust | Semiannual report

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of April 30, 2012, $260,000 was posted by the Fund for the benefit of counterparties.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Semiannual report | Income Securities Trust	33

During the six months ended April 30, 2012, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at April 30, 2012. During the six months ended April 30, 2012, the Fund held futures contracts with notional values ranging from $13.1 million to $13.4 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

U.S. Treasury 30-Year	10	Long	Jun 2012	$1,428,750	$3,313
Bond Futures
Ultra Long U.S.	11	Long	Jun 2012	1,735,938	(7,765)
Treasury Bond Futures
U.S. Treasury 10-Year	52	Short	Jun 2012	(6,878,625)	(48,896)
Note Futures
U.S. Treasury 5-Year	27	Short	Jun 2012	(3,342,516)	(11,888)
Note Futures
					($65,236)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2012.

		PAYMENTS	PAYMENTS
	USD NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($521,720)
Capital Services

(a) At 4-30-12, the 3-month LIBOR rate was 0.46585%.

Interest rate swap positions at April 30, 2012 were entered into on August 5, 2011. No other interest rate swap activity occurred during the year ended October 31, 2011 and the six months ended April 30, 2012.

34	Income Securities Trust | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	AND LIABILITIES LOCATION	LOCATION	VALUE	VALUE

Interest rate	Payable for futures	Futures	$3,313†	($68,549)†
contracts	variation margin
	Swap contracts	Interest Rate	—	(521,720)
	at value	Swaps
Total			$3,313	($590,269)

†Reflects cumulative appreciation/depreciation of futures as disclosed above. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	FUTURES	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Net realized gain	$39,624	($118,589)	($78,965)
contracts	(loss)
Total		$39,624	($118,589)	($78,965)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	FUTURES	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS	TOTAL

Interest rate	Change in	($185,237)	($247,762)	($432,999)
contracts	unrealized
	appreciation
	(depreciation)
Total		($185,237)	($247,762)	($432,999)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Semiannual report | Income Securities Trust	35

Management fee. The Fund has an investment advisory agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributable to the Credit Facility Agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2012, were equivalent to the net annual effective rate of 0.53% of the Fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2012, amounted to an annual rate of 0.01% of the Fund’s average daily managed assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

36	Income Securities Trust | Semiannual report

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Note 7 — Committed Facility Agreement

The Fund has entered into a CFA with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $90 million and to invest the borrowings in accordance with its investment practices.

Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one month LIBOR plus 0.70% and is payable monthly. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. The commitment fee for the six months ended April 30, 2012 amounted to $9,100 and is included in the interest expense in the Statement of operations. As of April 30, 2012, the Fund had borrowings of $87,000,000 at an interest rate of 0.94%, which are reflected in the Committed facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2012, the average borrowings under the CFA and the effective average interest rate were $87,000,000 and 1.00%, respectively.

The Fund may terminate the agreement with 30 days’ notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or a facility termination event, BNP is required to provide the Fund with 360 days’ notice prior to terminating or amending the CFA.

The Fund has an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty-three and one-third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA in the event that BNP fails to timely return the Lent Securities and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices. There has been no lending activity under this agreement during the six months ended April 30, 2012.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $16,194,025 and $18,813,674, respectively, for the six months ended April 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $68,135,335 and $62,444,366 respectively, for the six months ended April 30, 2012.

Semiannual report | Income Securities Trust	37

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of net assets in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The Fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks. At least 75% of the Fund’s total assets will be represented by debt securities which are rated, at the time of acquisition, investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s Rating Corporation or in unrated securities determined by the Adviser to be of comparable quality.

Dividends and distributions

During the six-month period ended April 30, 2012, dividends from net investment income totaling $0.5688 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DIVIDENDS

December 30, 2011	$0.3049
March 30, 2012	0.2639
$0.5688

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (formerly known as The Bank of New York Mellon) (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

38	Income Securities Trust | Semiannual report

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment.

Semiannual report | Income Securities Trust	39

In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 20, 2012. The following action was taken by the shareholders:

Proposal: Election of ten (10) Trustees to serve until their respective successors have been duly elected and qualified or such earlier date as required by the By-laws of the Fund. Each nominee was reelected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	8,992,243	226,058
William H. Cunningham	9,005,105	213,196
Deborah C. Jackson	8,977,909	240,392
Stanley Martin	8,991,221	227,080
Patti McGill Peterson	8,993,893	224,408
Hugh McHaffie	8,993,635	224,666
John A. Moore	8,988,697	229,604
Steven R. Pruchansky	8,980,442	237,859
Gregory A. Russo	9,003,198	215,103
John G. Vrysen	8,989,556	228,745

Subsequent to the Annual Meeting date, Mr. Carlin resigned from the Board.

40	Income Securities Trust | Semiannual report

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairman	President and
William H. Cunningham	Chief Executive Officer	Subadviser
Deborah C. Jackson		John Hancock Asset Management
Stanley Martin*	Andrew G. Arnott	a division of Manulife Asset
Hugh McHaffie†	Senior Vice President	Management (US) LLC
Dr. John A. Moore*	and Chief Operating Officer
Vice Chairman		Custodian
Patti McGill Peterson*	Thomas M. Kinzler	State Street Bank and
Gregory A. Russo	Secretary and Chief Legal Officer	Trust Company
John G. Vrysen†
	Francis V. Knox, Jr.	Transfer agent
*Member of the	Chief Compliance Officer	Computershare Shareowner
Audit Committee		Services, LLC
†Non-Independent Trustee	Charles A. Rizzo
	Chief Financial Officer	Legal counsel
K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: JHS

For shareholder assistance refer to page 40

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Income Securities Trust	41

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P60SA 4/12
6/12

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012